Description of Plan	12 Months Ended
Dec. 31, 2025
Colony Bankcorp, Inc. 401(k) Plan
Description of Plan
Description of Plan

(1) Description of Plan

The following description of the Colony Bankcorp, Inc. 401(k) Plan (the Plan) provides only general information. Participants should refer to the Summary Plan Description for a more complete description of the Plan’s provisions.

General

The Plan is a defined contribution plan for the exclusive benefit of eligible employees of Colony Bankcorp, Inc. (the Company) and their beneficiaries. Employees are eligible to make elective employee deferred contributions after attainment of age 18 and completion of 30 days of service. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974 (ERISA).

Contributions

Each year, participants may contribute up to 100 percent of pretax compensation, as defined in the Plan, or the maximum allowable by law. Participants who have attained age 50 before the end of the Plan year are eligible to make catch-up contributions. Participants may also contribute amounts representing distributions from other qualified retirement plans (rollover). Participants direct the investment of their contributions into various investment options offered by the Plan. The Plan includes an automatic enrollment provision whereby all newly-eligible employees are automatically enrolled in the Plan unless they affirmatively elect not to participate in the Plan. Automatically enrolled participants have their deferral rate set at 6 percent of eligible compensation, with a 1 percent increase each March 1 for a maximum automatic elective deferral contribution of 10 percent and their contributions are invested in a designated balanced fund until changed by the participant. The Company may make a discretionary matching contribution equal to a uniform percentage or dollar amount of the participants’ elective deferrals. To be eligible for the Company matching contribution, participants must be 18 years of age and complete one month of service. The Company may also make a discretionary nonelective contribution to the Plan in an amount that will be determined each year. To be eligible for the Company nonelective contribution, employees must be 18 years of age, have one year of service with completion of 1,000 hours of service, and be employed on the last day of the Plan year. Employees may also share in the Company nonelective contribution for the year if they terminate employment due to death, disability, or attainment of normal retirement age. The Company did not make a nonelective contribution for 2025 or 2024. Contributions are subject to certain limitations.

Employees are eligible for employer matching contributions after 30 days of service. The Plan provides for a safe harbor matching contribution of 100 percent of the first 4 percent of the employee’s contribution and 50 percent of the next 2 percent of the employee’s contribution for a total employee contribution of 6 percent in order to receive the whole Company match of 5 percent.

Employees may elect to designate all or any portion of elective deferral contributions as Roth elective deferral contributions.

Participant Accounts

Individual accounts are maintained for each participant. Each participant’s account is credited with the participant’s contributions, the Company’s contributions and qualified rollover contributions, and adjusted for gains and losses based on the investment performance of a participant’s account, less any withdrawals, distributions and allocation of administrative expenses that are paid by the Plan. Allocations are based on participant earnings, account balances or specific transactions, as defined. The participant is entitled to a benefit equal to his or her vested account balance.

Vesting

Participants are immediately vested in their voluntary contributions plus earnings thereon. Vesting in the employer’s contribution portion of their accounts plus actual earnings thereon is based on years of service. Participants vest in employer contributions 20 percent after two years of service, 40 percent after three years of service, 60 percent after four years of service, 80 percent after five years of service. A participant is 100 percent vested after 6 years of credited service.

Notes Receivable from Participants

Participants may borrow from their fund accounts a minimum of $1,000 up to a maximum equal to the lesser of $50,000 or 50 percent of their vested account balance. The loans are secured by the balance in the participant’s account. Loan terms generally may not exceed five years. However, if the loan is used for the purchase of the principal residence of the participant, the Plan administrator may permit a longer repayment term. The loan interest rate is set at 1 percent over the prime rate published in the Wall Street Journal on the first business day of the month the loan is originated. Scheduled principal and interest payments are paid through payroll deductions.

Payment of Benefits

Upon termination of service due to death, disability, retirement or other reason, a participant or beneficiary will receive a lump-sum amount equal to the value of the participant’s vested interest in his/her account or periodic installments over a period of years not exceeding the normal joint life expectancy of participant and spouse, if applicable.

Hardship Withdrawals

In the event funds are needed because of extreme financial hardship, as defined by law, the participant may be allowed to make a withdrawal of his/her vested account balance from eligible accounts, as defined by the Plan. In accordance with the Internal Revenue Code (the IRC), benefits withdrawn prior to age 59½ may be subject to additional taxes.

Forfeited Accounts

Forfeitures are created when participants terminate employment before becoming entitled to their full benefits from the contributions under the Plan. These forfeited amounts will be held in a money market fund and used to pay reasonable Plan expenses first, then allocated to reduce future employer contributions. As of December 31, 2025 and 2024, forfeited nonvested accounts totaled $5 and $12,425, respectively. There was $38,045 in forfeitures used to reduce employer contributions as well as $28,010 in forfeitures used to reduce administrative expenses in 2025.

Investment Options and Investments

Participants direct the investment of all contributions into various investment options offered by the Plan. Participants may change their investment options at any time. As of December 31, 2025, the Plan offered diversified investments in various mutual funds, the Company’s common stock and one guaranteed fixed annuity account as investment options for participants.